Additional Capital Disclosures - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution Policy
Minimum targeted distribution of net profit to shareholders		40.00%	35.00%
Dividends distributed		€ 1,499	€ 1,378	€ 1,316
Dividends paid per share		€ 1.25
Amount returned to shareholders b repurchasing of treasury shares	€ 500	€ 500